Accumulated Other Comprehensive Losses	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Losses
Accumulated Other Comprehensive Losses:
PMI's accumulated other comprehensive losses, net of taxes, consisted of the following:

(Losses) Earnings	At December 31,
(in millions)	2012	2011	2010
Currency translation adjustments	$(331)	$(293)	$507
Pension and other benefits	(3,365)	(2,585)	(1,650)
Derivatives accounted for as hedges	92	15	2
Equity securities	—	—	1
Total accumulated other comprehensive losses	$(3,604)	$(2,863)	$(1,140)